Office of General Counsel

Samuel K. Lee
Associate General Counsel,
Corporate, Finance and Ventures

April 10, 2007

Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Commission File No. 001-04471

Dear Sir or Madam:

There is transmitted herewith for filing pursuant to Rule 14a-6(b) under the Securities Exchange Act of 1934, as amended, via EDGAR definitive forms of the Letter to Shareholders, Notice of Annual Meeting, Proxy Statement and form of voting instruction and proxy card (“Definitive Proxy Materials”) for use in connection with the solicitation of proxies for the Annual Meeting of Shareholders of Xerox Corporation (“Registrant”) to be held on May 24, 2007.

It is anticipated that Registrant’s Definitive Proxy Materials will be distributed to shareholders commencing today.

Seven (7) copies of Registrant’s 2006 Annual Report to Shareholders are being transmitted to the Commission under separate cover.

Any questions with respect to the transmitted material should be addressed to the undersigned (i) via telephone at (203) 968-4695; (ii) via facsimile to (585) 216-2458; or (iii) via e-mail to Samuel.Lee@xerox.com.

Very truly yours,

/s/ Samuel K. Lee

Samuel K. Lee
Associate General Counsel,
Corporate, Finance and Ventures

Xerox Corporation
800 Long Ridge Road
Stamford, Connecticut 06904
Telephone: (203) 968-4695
Facsimile: (585) 216-2458
E-mail: Samuel.Lee@xerox.com